Document And Entity Information	6 Months Ended
May 31, 2026
Document Information [Line Items]
Entity Central Index Key	0001268533
Document Type	N-CSRS
Entity Registrant Name	Tortoise Energy Infrastructure Corporation
Document Period End Date	May 31, 2026
Amendment Flag	false